Supplemental consolidated statements of income information - Summary of other operating expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Gain on transfer of a portion of shares of Sony Payment Services	[1]	¥ (19,763)
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net		(6,905)	¥ (4,318)	¥ (4,593)
(Gain) loss on sale, disposal or impairment of assets, net	[2]	(4,675)	(417)	8,316
Other		1,939	(7,286)	803
Total		¥ (29,404)	¥ (12,021)	(65,494)
GSN Games Shares [member]
Statements [Line Items]
Gain on transfer of GSN Games shares	[3]			¥ (70,020)

[1]	Refer to Note 8.
[2]	Refer to Notes 9 and 11.
[3]	Refer to Note 31.